Income Taxes - Components of Income Tax Expense (Benefit) from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 0	$ 0	$ 0
Deferred	(3,195)	(4,769)	(5,922)
Valuation allowance	3,195	4,769	5,922
Income tax expense	$ 0	$ 0	$ 0